Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Summary of accrued liabilities
Accrued payroll and other employee related expenses	$ 18,974	$ 11,585
Accrued taxes	9,167	8,439
Self-insurance reserves	10,386	7,939
Accrued interest	2,329	2,227
Facility closure reserves	1,646	1,568
Casualty claims in excess of retained loss limit	11,335	2,085
Deferred revenue	4,665	5,540
Other	7,723	5,927
Total accrued liabilities	$ 66,225	$ 45,310